Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2014
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
NOTE 2: SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
 (a) Basis of presentation:    The accompanying consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (GAAP).
(b) Principles of consolidation:    The accompanying consolidated financial statements include the accounts of Navios Acquisition, a Marshall Islands corporation, and its majority owned subsidiaries. All significant intercompany balances and transactions have been eliminated in the consolidated statements.
The Company also consolidates entities that are determined to be variable interest entities as defined in the accounting guidance, if it determines that it is the primary beneficiary. A variable interest entity is defined as a legal entity where either (a) equity interest holders as a group lack the characteristics of a controlling financial interest, including decision making ability and an interest in the entity's residual risks and rewards, or (b) the equity holders have not provided sufficient equity investment to permit the entity to finance its activities without additional subordinated financial support, or (c) the voting rights of some investors are not proportional to their obligations to absorb the expected losses of the entity, their rights to receive the expected residual returns of the entity, or both and substantially all of the entity's activities either involve or are conducted on behalf of an investor that has disproportionately few voting rights.
(c) Equity method investments
Affiliates are entities over which the Company generally has between 20% and 50% of the voting rights, or over which the Company has significant influence, but it does not exercise control. Investments in these entities are accounted for under the equity method of accounting. Under this method, the Company records an investment in the stock of an affiliate at cost, and adjusts the carrying amount for its share of the earnings or losses of the affiliate subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received from an affiliate reduce the carrying amount of the investment. The Company recognizes gains and losses in earnings for the issuance of shares by its affiliates, provided that the issuance of such shares qualifies as a sale of such shares. When the Company's share of losses in an affiliate equals or exceeds its interest in the affiliate, the Company does not recognize further losses, unless the Company has incurred obligations or made payments on behalf of the affiliate.
Navios Acquisition evaluates its equity method investments investments, for other than temporary impairment, on a quarterly basis. Consideration is given to (1) the length of time and the extent to which the fair value has been less than the carrying value, (2) the financial condition and near-term prospects and (3) the intent and ability of the Company to retain its investments for a period of time sufficient to allow for any anticipated recovery in fair value.
(d) Subsidiaries:    Subsidiaries are those entities in which the Company has an interest of more than one half of the voting rights and/or otherwise has power to govern the financial and operating policies. The acquisition method of accounting is used to account for the acquisition of subsidiaries if deemed to be a business combination. The cost of an acquisition is measured as the fair value of the assets given up, shares issued or liabilities undertaken at the date of acquisition. The excess of the cost of acquisition over the fair value of the net assets acquired and liabilities assumed is recorded as goodwill.
As of December 31, 2014, the entities included in these consolidated financial statements were:

Navios Maritime Acquisition Corporation and Subsidiaries:	Nature	Country of Incorporation	2014	2013	2012
Company Name
Aegean Sea Maritime Holdings Inc.	Sub-Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Amorgos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Andros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Antikithira Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Antiparos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Amindra Shipping Co.	Sub-Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Crete Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Folegandros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ikaria Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Ios Shipping Corporation	Vessel-Owning Company	Cayman Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kithira Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Kos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Mytilene Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Maritime Acquisition Corporation	Holding Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Navios Acquisition Finance (U.S.) Inc.	Co-Issuer	Delaware	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Rhodes Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Serifos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Shinyo Dream Limited	Vessel-Owning Company	Hong Kong	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Shinyo Kannika Limited	Vessel-Owning Company (4)	Hong Kong	1/1 - 11/17	1/1 - 12/31	1/1 - 12/31
Shinyo Kieran Limited	Vessel-Owning Company (4)	British Virgin Is.	1/1 - 11/17	1/1 - 12/31	1/1 - 12/31
Shinyo Loyalty Limited	Vessel-Owning Company (2)	Hong Kong	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Shinyo Navigator Limited	Vessel-Owning Company (3)	Hong Kong	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Shinyo Ocean Limited	Vessel-Owning Company (4)	Hong Kong	1/1 - 11/17	1/1 - 12/31	1/1 - 12/31
Shinyo Saowalak Limited	Vessel-Owning Company (4)	British Virgin Is.	1/1 - 11/17	1/1 - 12/31	1/1 - 12/31
Sifnos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Skiathos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Skopelos Shipping Corporation	Vessel-Owning Company	Cayman Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Syros Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Thera Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Tinos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Oinousses Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Psara Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Antipsara Shipping Corporation (1)	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	1/1 - 12/31	1/1 - 12/31
Samothrace Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	3/19 - 12/31	—
Thasos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	3/19 - 12/31	—
Limnos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	3/19 - 12/31	—
Skyros Shipping Corporation (1)	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	3/19 - 12/31	—
Alonnisos Shipping Corporation (5)	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	3/19 - 12/31	—
Makronisos Shipping Corporation (5)	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	3/19 - 12/31	—
Iraklia Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	4/2 - 12/31	—
Paxos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	4/25 - 12/31	—
Antipaxos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	4/25 - 12/31	—
Donoussa Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	6/28 - 12/31	—
Schinousa Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	6/28 - 12/31	—
Navios Acquisition Europe Finance Inc	Sub-Holding Company	Marshall Is.	1/1 - 12/31	6/4-12/31	—
Sikinos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	7/3 - 12/31	—
Kerkyra Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	11/8-12/31	—
Lefkada Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	11/8-12/31	—
Zakynthos Shipping Corporation	Vessel-Owning Company	Marshall Is.	1/1 - 12/31	11/8-12/31	—
Leros Shipping Corporation	Vessel-Owning Company	Marshall Is.	4/4 - 12/31	—	—
Kimolos Shipping Corporation	Vessel-Owning Company	Marshall Is.	4/29 - 12/31	—	—
Samos Shipping Corporation	Vessel-Owning Company	Marshall Is.	9/15-12/31	—	—
Navios Maritime Midstream Partners GP LLC	Holding Company	Marshall Is.	10/13 - 12/31	-	-

(1	)Each company had the rights over a shipbuilding contract of an MR2 product tanker vessel, such vessels having been delivered during 2015.
(2	)Former vessel-owner of the Shinyo Splendor which was sold to an unaffiliated third party on May 6, 2014.
(3	)Former vessel-owner of the Shinyo Navigator which was sold to an unaffiliated third party on December 6, 2013.
(4	)Navios Midstream acquired all of the outstanding shares of capital stock of the vessel-owning subsidiary.
(5	)Each company held the rights over a shipbuilding contract of an MR2 product tanker vessel. In February 2015, these shipbuilding contracts were terminated, with no exposure to Navios Acquisition, due to the shipyard's inability to issue a refund guarantee. Refer to Note 25 “Subsequent events”.

(e) Use of estimates:    The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities as of the dates of the financial statements and the reported amounts of revenues and expenses during the reporting periods. On an on-going basis, management evaluates the estimates and judgments, including those related to uncompleted voyages, future drydock dates, the selection of useful lives for tangible assets and scrap value, expected future cash flows from long-lived assets to support impairment tests, provisions necessary for accounts receivables, provisions for legal disputes and contingencies and the valuations estimates inherent in the deconsolidation gain. Management bases its estimates and judgments on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily apparent from other sources. Actual results could differ from those estimates under different assumptions and/or conditions.

(f) Cash and Cash equivalents:    Cash and cash equivalents consist of cash on hand, deposits held on call with banks, and other short-term liquid investments with original maturities of three months or less.

           (g) Restricted Cash:    As of December 31, 2014 and 2013, restricted cash comprised of an amount of $6,669 and $7,555 respectively which related to amounts held in retention account in order to service debt, interest payments and pledged cash, as required by certain of Navios Acquisition's credit facilities. As of December 31, 2013 restricted cash also included an amount of $17,407 being cash collateral to the Senior Notes due in 2021, that was settled in 2014.

(h) Accounts Receivable, net:    The amount shown as accounts receivable, net at each balance sheet date includes receivables from charterers for hire, freight and demurrage billings, net of a provision for doubtful accounts. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts.

(i) Other long term assets:    As of December 31, 2014, the amount shown as other long term assets reflects the advances of $690 to certain unrelated counterparties for working capital purposes as per charters entered with them. As of December 31, 2013, the amount shown as other long term assets reflected the advances of $3,897 to certain unrelated counterparties for working capital purposes as per charters entered with them and the fair value of the cash amount to be received in connection with the rehabilitation process for a defaulted charterer of $1,177. (See Note 14 “Fair value of financial instruments”).

(j) Vessels, net:    Vessels are stated at historical cost, which consists of the contract price, delivery and acquisition expenses and capitalized interest costs while under construction. Vessels acquired in an asset acquisition or in a business combination are recorded at fair value. Subsequent expenditures for major improvements and upgrading are capitalized, provided they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Expenditures for routine maintenance and repairs are expensed as incurred.

Depreciation is computed using the straight line method over the useful life of the vessels, after considering the estimated residual value. Management estimates the residual values of our tanker vessels based on a scrap value cost of steel times the weight of the ship noted in lightweight ton (LWT). Residual values are periodically reviewed and revised to recognize changes in conditions, new regulations or other reasons. Revisions of residual values affect the depreciable amount of the vessels and affects depreciation expense in the period of the revision and future periods. Up to December 31, 2012, management estimated the residual values of its vessels based on a scrap rate of $285 per LWT. Effective January 1, 2013, following management's reassessment after considering current market trends for scrap rates and ten-year average historical scrap rates of the residual values of the company's vessels, the estimated scrap value per LWT was increased to $360 per LWT.

Management estimates the useful life of our vessels to be 25 years from the vessel's original construction. However, when regulations place limitations over the ability of a vessel to trade on a worldwide basis, its useful life is re-estimated to end at the date such regulations become effective.

(k) Deposits for vessels acquisitions:    This represents amounts paid by the Company in accordance with the terms of the purchase agreements for the construction of long-lived fixed assets. Interest costs incurred during the construction (until the asset is substantially complete and ready for its intended use) are capitalized. Capitalized interest amounted to $3,290, $6,149 and $14,240 as of December 31, 2014, 2013 and 2012, respectively.
(l) Impairment of long-lived asset group: Vessels, other fixed assets and other long-lived assets held and used by Navios Acquisition are reviewed periodically for potential impairment whenever events or changes in circumstances indicate that the carrying amount of a particular asset may not be fully recoverable. Navios Acquisition's management evaluates the carrying amounts and periods over which long-lived assets are depreciated to determine if events or changes in circumstances have occurred that would require modification to their carrying values or useful lives. In evaluating useful lives and carrying values of long-lived assets, certain indicators of potential impairment are reviewed such as, undiscounted projected operating cash flows, vessel sales and purchases, business plans and overall market conditions.

Undiscounted projected net operating cash flows are determined for each asset group (consisting of the individual vessel and the intangible with respect to the time charter agreement attached to that vessel) and compared to the vessel carrying value and related carrying value of the intangible with respect to the time charter agreement attached to that vessel or the carrying value of deposits for newbuildings. Within the shipping industry, vessels are often bought and sold with a charter attached. The value of the charter may be favorable or unfavorable when comparing the charter rate to then current market rates. The loss recognized either on impairment (or on disposition) will reflect the excess of carrying value over fair value (selling price) for the vessel individual asset group.

As of March 31, 2014, the Company had a current expectation that, more likely than not, the Shinyo Splendor would be sold before the end of its previously estimated useful life, and, as a result, performed an impairment test of the specific asset group. The recoverability test was based on undiscounted cash flows expected to result from the entity's use and eventual disposition of the asset. The significant factors and assumptions used in the undiscounted projected net operating cash flow analysis included determining the net operating cash flows by considering the charter revenues from the existing time charter until its expiration, net of brokerage and address commissions and management fees and an estimate of sale proceeds from its disposal based on market valuations for such vessel. The carrying amount of the asset group was more than its undiscounted future cash flows. As a result, the entity failed the recoverability test (step one) of the impairment test and proceeded with step two of the impairment analysis. An impairment loss in the amount of $10,718 was recognized on this asset group as the carrying amount of the asset group was not recoverable and exceeded its fair value as of March 31, 2014. The Shinyo Splendor was sold on May 6, 2014 to an unaffiliated third party for a net cash consideration of $18,315 (refer to Note 5 “Vessels, Net”).

During the fourth quarter of fiscal 2014, management concluded that events occurred and circumstances had changed, which indicated the potential impairment of Navios Acquisition's long-lived assets may exist. These indicators included continued volatility in the charter market and the related impact of the current tanker sector has on management's expectation for future revenues. As a result, an impairment assessment of long-lived assets or identified asset groups was performed.

The Company determined undiscounted projected net operating cash flows for each vessel and deposits for newbuildings and compared it to the vessel's carrying value together with the carrying value of the related intangible. The significant factors and assumptions used in the undiscounted projected net operating cash flow analysis included: determining the projected net operating cash flows by considering the charter revenues from existing time charters for the fixed fleet days (Company's remaining charter agreement rates) and an estimated daily time charter equivalent for the unfixed days (based on the 10- year average historical one year time charter rates) over the remaining economic life of each vessel, net of brokerage and address commissions, excluding days of scheduled off-hires, management fees fixed until May 2016 and thereafter assuming an annual increase of 3.0% and utilization rate of 98.6% based on the fleets historical performance.

For the deposits for new build vessels, the net cash flows also included the future cash out flows to make the vessels ready for use, all remaining progress payments to shipyards and other pre-delivery expenses (e.g., capitalized interest).

The assessment concluded that step two of the impairment analysis was not required and no impairment of vessels, deposits for vessel acquisitions and related intangible assets existed as of December 31, 2014, as the undiscounted projected net operating cash flows exceeded the carrying value.

In the event that impairment would occur, the fair value of the related asset would be determined and a charge would be recognized in the statement of comprehensive income/ (loss) calculated by comparing the asset's carrying value to its fair value. Fair value is estimated primarily through the use of third-party valuations performed on an individual vessel basis.

Although management believes the underlying assumptions supporting this assessment are reasonable, if charter rate trends and the length of the current market downturn vary significantly from our forecasts, management may be required to perform step two of the impairment analysis in the future that could expose Navios Acquisition to material impairment charges in the future.

Impairment loss recognized amounted to $10,718, $0.0 and $0.0 for the years ended December 31, 2014, 2013 and 2012, respectively.
(m) Deferred Finance Costs:    Deferred finance costs include fees, commissions and legal expenses associated with obtaining loan facilities. These costs are amortized over the life of the related debt using the effective interest rate method, and are included in interest expense. Amortization of deferred finance costs for each of the years ended December 31, 2014, 2013 and 2012 were $7,275, $3,252 and $2,820, respectively.

(n) Goodwill:    Goodwill acquired in a business combination is not to be amortized. Goodwill is tested for impairment at the reporting unit level at least annually and written down with a charge to the statement of comprehensive income/ (loss) if the carrying amount exceeds the estimated implied fair value.

The Company evaluates impairment of goodwill using a two-step process. First, the aggregate fair value of the reporting unit is compared to its carrying amount, including goodwill. The Company determines the fair value of the reporting unit based on a combination of discounted cash flow analysis and an industry market multiple.

If the fair value exceeds the carrying amount, no impairment exists. If the carrying amount of the reporting unit exceeds the fair value, then the Company must perform the second step in order to determine the implied fair value of the reporting unit's goodwill and compare it with its carrying amount. The implied fair value of goodwill is determined by allocating the fair value of the reporting unit to all the assets and liabilities of that unit, as if the unit had been acquired in a business combination and the fair value of the unit was the purchase price. If the carrying amount of the goodwill exceeds the implied fair value, then goodwill impairment is recognized by writing the goodwill down to its implied fair value.

Navios Acquisition has one reporting unit. No impairment loss was recognized for any of the periods presented.

(o) Intangibles other than goodwill:    Navios Acquisition's intangible assets and liabilities consist of favorable lease terms and unfavorable lease terms. When intangible assets or liabilities associated with the acquisition of a vessel are identified, they are recorded at fair value. Fair value is determined by reference to market data and the discounted amount of expected future cash flows. Where charter rates are higher than market charter rates, an asset is recorded, being the difference between the acquired charter rate and the market charter rate for an equivalent vessel. Where charter rates are less than market charter rates, a liability is recorded, being the difference between the assumed charter rate and the market charter rate for an equivalent vessel. The determination of the fair value of acquired assets and assumed liabilities requires us to make significant assumptions and estimates of many variables including market charter rates, expected future charter rates, the level of utilization of its vessels and its weighted average cost of capital. The use of different assumptions could result in a material change in the fair value of these items, which could have a material impact on Navios Acquisition's financial position and results of operations.

The amortizable value of favorable and unfavorable leases is amortized over the remaining life of the lease term and the amortization expense is included in the statement of comprehensive income/ (loss) in the depreciation and amortization line item. The amortizable value of favorable leases would be considered impaired if their fair market values could not be recovered from the future undiscounted cash flows associated with the asset. If a vessel purchase option is exercised the portion of this asset will be capitalized as part of the cost of the vessel and will be depreciated over the remaining useful life of the vessel.
Management, after considering various indicators performed impairment tests on asset groups which included intangible assets as described in paragraph (l) above. As of December 31, 2014 and 2013, there was no impairment of intangible assets.

(p) Preferred shares Series D:    Navios Acquisition issues shares of its authorized Series D Preferred Stock (nominal and fair value $12,000) to a shipyard, in partial settlement of the purchase price of its newbuild vessels. The preferred stock contains a 6% per annum dividend payable quarterly, starting one year after delivery of the vessel. The Series D Preferred Stock will mandatorily convert into shares of common stock 30 months after issuance at a price per share of common stock equal to $10.00. The holder of the preferred stock shall have the right to convert the shares of preferred stock into common stock prior to the scheduled maturity dates at a price of $7.00 per share of common stock. The preferred stock does not have any voting rights. Navios Acquisition is obligated to redeem the Series D Preferred Stock (or converted common shares) at holder's option exercisable beginning on 18 months after issuance, at par payable at up to 12 equal quarterly installments.
The fair value of the series D Preferred Stock, was determined using a combination of Black Scholes model and discounted projected cash flows for the conversion option and put, respectively. The model used takes into account the credit spread of Navios Acquisition, the volatility of its stock, as well as the price of its stock at the issuance date. The convertible preferred stock is classified as temporary equity (i.e., apart from permanent equity) as a result of the redemption feature upon exercise of the put option granted to the holder of the preferred stock.

(q) Investment in Available-for-Sale Securities: The Company classifies its existing marketable equity securities as available-for-sale. These securities are carried at fair value, with unrealized gains and losses excluded from earnings and reported directly in stockholders' equity as a component of other comprehensive income (loss) unless an unrealized loss is considered “other-than-temporary,” in which case it is transferred to the statements of income. Management evaluates securities for other than temporary impairment (“OTTI”) on a quarterly basis. Consideration is given to (i) the length of time and the extent to which the fair value has been less than cost, (ii) the financial condition and near-term prospects of the investee, and (iii) the intent and ability of the Company to retain its investment in the investee for a period of time sufficient to allow for any anticipated recovery in fair value.

Investment in Equity Securities: Navios Acquisition evaluates its investments in Navios Midstream and Navios Europe Inc. (“Navios Europe”) for OTTI on a quarterly basis. Consideration is given to (i) the length of time and the extent to which the fair value has been less than the carrying value, (ii) the financial condition and near-term prospects of Navios Midstream and Navios Europe, and (iii) the intent and ability of the Company to retain its investment in Navios Midstream and Navios Europe for a period of time sufficient to allow for any anticipated recovery in fair value.

(r) Deferred Dry dock and Special Survey Costs:    Navios Acquisition's vessels are subject to regularly scheduled drydocking and special surveys which are carried out every 30 or 60 months to coincide with the renewal of the related certificates issued by the classification societies, unless a further extension is obtained in rare cases and under certain conditions. The costs of drydocking and special surveys is deferred and amortized over the above periods or to the next drydocking or special survey date if such has been determined. Unamortized drydocking or special survey costs of vessels sold are written off to income in the year the vessel is sold.

Costs capitalized as part of the drydocking or special survey consist principally of the actual costs incurred at the yard, spare parts, paints, lubricants and services incurred solely during the drydocking or special survey period. For each of the years ended December 31, 2014, 2013 and 2012, the amortization expense was $1,979, $3,096 and $2,622, respectively. Accumulated amortization as of December 31, 2014 and 2013 amounted to $880 and $6,351, respectively.

(s) Foreign currency translation:    Navios Acquisition's functional and reporting currency is the U.S. dollar. Navios Acquisition engages in worldwide commerce with a variety of entities. Although, its operations may expose it to certain levels of foreign currency risk, its transactions are predominantly U.S. dollar denominated. Additionally, Navios Acquisition's wholly owned vessel subsidiaries transacted a nominal amount of their operations in Euros; however, all of the subsidiaries' primary cash flows are U.S. dollar-denominated. Transactions in currencies other than the functional currency are translated at the exchange rate in effect at the date of each transaction. Differences in exchange rates during the period between the date a transaction denominated in a foreign currency is consummated and the date on which it is either settled or translated, are recognized in the statement of comprehensive income/ (loss).

(t) Provisions: Navios Acquisition, in the ordinary course of its business, is subject to various claims, suits and complaints. Management, in consultation with internal and external advisors, will provide for a contingent loss in the financial statements if the contingency had been incurred at the date of the financial statements and the amount of the loss was probable and can be reasonably estimated. If Navios Acquisition has determined that the reasonable estimate of the loss is a range and there is no best estimate within the range, Navios Acquisition will provide the lower amount of the range. Navios Acquisition, through the Management Agreement with the Manager, participates in Protection and Indemnity (P&I) insurance coverage plans provided by mutual insurance societies known as P&I clubs. Services such as the ones described above are provided by the Manager under the management agreement dated May 28, 2010 as amended in May 2014, and are included as part of the daily fee of $6.0 for each MR2 Product tanker and chemical tanker vessel, $7.0 per owned LR1 product tanker vessel and $9.5 per owned VLCC vessel. (See Note 16).

(u) Segment Reporting:   Navios Acquisition reports financial information and evaluates its operations by charter revenues and not by the length of ship employment for its customers. Navios Acquisition does not use discrete financial information to evaluate operating results for each type of charter. Management does not identify expenses, profitability or other financial information by charter type. As a result, management reviews operating results solely by revenue per day and operating results of the fleet and thus Navios Acquisition has determined that it operates under one reportable segment.

(v) Revenue and Expense Recognition:
Revenue Recognition:    Revenue is recorded when services are rendered, under a signed charter agreement or other evidence of an arrangement, the price is fixed or determinable, and collection is reasonably assured. Revenue is generated from the voyage charter and the time charter of vessels.

Voyage revenues for the transportation of cargo are recognized ratably over the estimated relative transit time of each voyage. Voyage expenses are recognized as incurred. A voyage is deemed to commence when a vessel is available for loading and is deemed to end upon the completion of the discharge of the current cargo. Estimated losses on voyages are provided for in full at the time such losses become evident. Under a voyage charter, a vessel is provided for the transportation of specific goods between specific ports in return for payment of an agreed upon freight per ton of cargo.

Revenues from time chartering of vessels are accounted for as operating leases and are thus recognized on a straight-line basis as the average revenue over the rental periods of such charter agreements, as service is performed. A time charter involves placing a vessel at the charterers' disposal for a period of time during which the charterer uses the vessel in return for the payment of a specified daily hire rate. Under time charters, operating costs such as for crews, maintenance and insurance are typically paid by the owner of the vessel.

Profit-sharing revenues are calculated at an agreed percentage of the excess of the charterer's average daily income (calculated on a quarterly or half-yearly basis) over an agreed amount and accounted for on an accrual basis based on provisional amounts and for those contracts that provisional accruals cannot be made due to the nature of the profit share elements, these are accounted for on the actual cash settlement. Profit sharing for the years ended December 31, 2014, December 31, 2013 and December 31, 2012 amounted to $6,710, $4,360 and $2,014, respectively.

Revenues are recorded net of address commissions. Address commissions represent a discount provided directly to the charterers based on a fixed percentage of the agreed upon charter or freight rate. Since address commissions represent a discount (sales incentive) on services rendered by the Company and no identifiable benefit is received in exchange for the consideration provided to the charterer, these commissions are presented as a reduction of revenue.

Pooling arrangements: For vessels operating in pooling arrangements, the Company earns a portion of total revenues generated by the pool, net of expenses incurred by the pool. The amount allocated to each pool participant vessel, including the Company's vessels, is determined in accordance with an agreed-upon formula, which is determined by points awarded to each vessel in the pool based on the vessel's age, design and other performance characteristics. Revenue under pooling arrangements is accounted for on the accrual basis and is recognized when an agreement with the pool exists, price is fixed, service is provided and the collectability is reasonably assured. Revenue for vessels operating in pooling arrangements amounted to $16,974, $0.0 and $0.0, for the years ended December 31, 2014, 2013 and 2012, respectively.

The allocation of such net revenue may be subject to future adjustments by the pool however, such changes are not expected to be material.

Time Charter and Voyage Expenses:    Time charter and voyage expenses comprise all expenses related to each particular voyage, including time charter hire paid and bunkers, port charges, canal tolls, cargo handling, agency fees and brokerage commissions. Time charter expenses are expensed over the period of the time charter and voyage expenses are recognized as incurred.
Direct Vessel Expense:    Direct vessel expenses comprise of the amortization of drydock and special survey costs of certain vessels of Navios Acquisition's fleet.

Management fees:    Pursuant to a management agreement dated May 28, 2010 (the “Management Agreement”), the Manager provides, for five years from the closing of the Company's initial vessel acquisition, commercial and technical management services to Navios Acquisition's vessels for a daily fee of $6.0 per owned MR2 product tanker and chemical tanker vessel, $7.0 per owned LR1 product tanker vessel, and $10.0 per owned VLCC vessel for the first two years. On May 4, 2012, Navios Acquisition amended its existing Management Agreement with the Manager, to fix the fees for ship management services of its owned fleet at current rates for two additional years, through May 28, 2014. This daily fee covers all of the vessels' operating expenses, other than certain extraordinary fees and costs. During the remaining term of the Management Agreement, Navios Acquisition expects it will reimburse Navios Holdings for all of the actual operating costs and expenses it incurs in connection with the management of its fleet. Actual operating costs and expenses will be determined in a manner consistent with how the initial fixed fees were determined. Drydocking expenses are fixed under this agreement for up to $300 per vessel, for chemical tanker, MR2 and LR1 product tankers, and will be reimbursed at cost for VLCC vessels.

In May 2014, the duration of the existing Management Agreement was extended until May 2020 and the daily rate was reduced by 5% to $9.5 per VLCC vessel for two additional years through May 2016. Drydocking expenses under this Management Agreement will be reimbursed at cost at occurrence for all vessels.

Effective March 30, 2012, Navios Acquisition can, upon request to Navios Holdings, partially or fully defer the reimbursement of drydocking and other extraordinary fees and expenses under the Management Agreement to a later date, but not later than January 5, 2016, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR. Effective September 28, 2012, Navios Acquisition can, upon request, reimburse Navios Holdings partially or fully, for any fixed management fees outstanding for a period of not more than nine months under the Management Agreement at a later date, but not later than January 5, 2016, and if reimbursed on a later date, such amounts will bear interest at a rate of 1% per annum over LIBOR.

General and administrative expenses:    On May 28, 2010, Navios Acquisition entered into an administrative services agreement with Navios Holdings, initially set to expire on May 28, 2015 (the “Administrative Services Agreement”), pursuant to which a subsidiary of Navios Holdings provides certain administrative management services to Navios Acquisition which include: rent, bookkeeping, audit and accounting services, legal and insurance services, administrative and clerical services, banking and financial services, advisory services, client and investor relations and other. Navios Holdings is reimbursed for reasonable costs and expenses incurred in connection with the provision of these services.

In May 2014, the duration of its existing Administrative Services Agreement was extended until May 2020 pursuant to its existing terms.

Deferred Revenue:    Deferred revenue primarily relates to cash received from charterers prior to it being earned. These amounts are recognized as revenue over the voyage or charter period.

Prepaid Expense and Other Current Assets:    Prepaid expenses relate primarily to cash paid in advance for expenses associated with voyages. These amounts are recognized as expense over the voyage or charter period. As of December 31, 2013, other current assets also included the fair value of the non-cash settlement of $3,446 recognized pursuant to the rehabilitation process for a defaulted charterer. (See Note 21: Other income)

(w) Financial Instruments:    Financial instruments carried on the balance sheet include trade receivables and payables, other receivables and other liabilities and long-term debt. The particular recognition methods applicable to each class of financial instrument are disclosed in the applicable significant policy description of each item, or included below as applicable.

Financial risk management:    Navios Acquisition's activities expose it to a variety of financial risks including fluctuations in future freight rates, time charter hire rates, and fuel prices, credit and interest rate risk. Risk management is carried out under policies approved by executive management. Guidelines are established for overall risk management, as well as specific areas of operations.

Credit risk:    Navios Acquisition closely monitors its exposure to customers and counterparties for credit risk. Navios Acquisition has entered into the Management Agreement with the Manager, pursuant to which the Manager agreed to provide commercial and technical management services to Navios Acquisition. When negotiating on behalf of Navios Acquisition various employment contracts, the Manager has policies in place to ensure that it trades with customers and counterparties with an appropriate credit history.

For the year ended December 31, 2014, Navios Acquisition's customers representing 10% or more of total revenue were Navig8 Chemicals Shipping and Trading Co. (“Navig8”) and Dalian Ocean Shipping Co. (“DOSCO”), which accounted for 28.8% and 22.4%, respectively. For the year ended December 31, 2013, Navios Acquisition's customers representing 10% or more of total revenue were DOSCO and Navig8, which accounted for 32.0% and 22.4% of total revenue, respectively. For the year ended December 31, 2012, Navios Acquisition's customers representing 10% or more of total revenue were DOSCO and STX Panocean Co. Ltd., which accounted for 43.3% and 10.7% of total revenue, respectively. No other customers accounted for 10% or more of total revenue for any of the years presented.

Foreign exchange risk:    Foreign currency transactions are translated into the measurement currency rates prevailing at the dates of transactions. Foreign exchange gains and losses resulting from the settlement of such transactions and from the translation of monetary assets and liabilities denominated in foreign currencies are recognized in the consolidated statement of comprehensive income/ (loss).

(x) Earnings/ (Loss) per Share:    Basic earnings/ (loss) per share is computed by dividing net income/ (loss) attributable to Navios Acquisition's common shareholders by the weighted average number of common shares outstanding during the periods presented. Diluted earnings per share reflect the potential dilution that would occur if securities or other contracts to issue common stock were exercised. Dilution has been computed by the treasury stock method whereby all of the Company's dilutive securities (the warrants and preferred shares and the stock options) are assumed to be exercised and the proceeds used to repurchase shares of common stock at the weighted average market price of the Company's common stock during the relevant periods. Convertible shares are included in the diluted earnings/ (loss) per share, based on the weighted average number of convertible shares assumed to be outstanding during the period. The incremental shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) shall be included in the denominator of the diluted earnings per share computation. Restricted stock and restricted stock units (vested and unvested) are included in the calculation of the diluted earnings per share, based on the weighted average number of restricted stock and restricted stock units assumed to be outstanding during the period.

Net income/ (loss) for the year ended December 31, 2014, 2013 and 2012 was adjusted for the purposes of earnings per share calculation, for the dividends on Series B Preferred Shares and for the undistributed income/ (loss) that is attributable to Series C preferred stock. Net income/ (loss) for the years ended December 31, 2014 and December 31, 2013 was also adjusted for the dividends on Series D Preferred Shares and for the dividend declared on Restricted Common Stock.

(y) Dividends:    Dividends are recorded in the Company's financial statements in the period in which they are declared.

(z) Stock based Compensation:    In October 2013, Navios Acquisition authorized the issuance of shares of restricted common stock and stock options for its directors. These awards of restricted common stock and stock options are based on service conditions only and vest over three years.

The fair value of stock option grants is determined with reference to option pricing model, and principally adjusted Black-Scholes models. The fair value of restricted stock is determined by reference to the quoted stock price on the date of grant. Compensation expense is recognized based on a graded expense model over the vesting period.

The effect of compensation expense arising from the restricted shares and stock options described above amounted to $5,254, as of December 31, 2014, and it is reflected in general and administrative expenses on the statement of comprehensive income/ (loss).

The estimated compensation cost relating to service conditions of non-vested (a) stock options and (b) restricted stock, not yet recognized was $401 and $2,825, respectively, as of December 31, 2014 and  is expected to be recognized over the weighted average period of 1.82 years.